Document and Entity Information	Nov. 29, 2023
Cover [Abstract]
Entity Registrant Name	MICROSTRATEGY Inc
Amendment Flag	false
Entity Central Index Key	0001050446
Document Type	8-K
Document Period End Date	Nov. 29, 2023
Entity Incorporation State Country Code	DE
Entity File Number	0-24435
Entity Tax Identification Number	51-0323571
Entity Address, Address Line One	1850 Towers Crescent Plaza
Entity Address, City or Town	Tysons Corner
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(703)
Local Phone Number	848-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	MSTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false